Note 16 - Segment Information, Reconciliation of assets from segment to consolidated (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 73,600	$ 63,863
Cash and cash equivalents	25,998	17,633
Other current assets	47,602	46,230
Investments in non-consolidated companies and other investments	6,250	6,312
Property, plant and equipment, net	230,370	218,567
Non-current assets	20,331	19,941
Total assets	330,551	308,683
Exploration and Production
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	5,303	3,473
Cash and cash equivalents	0	0
Other current assets	5,303	3,473
Investments in non-consolidated companies and other investments	0	296
Property, plant and equipment, net	136,594	129,913
Non-current assets	3,486	3,511
Total assets	145,383	137,193
Refining, Transportation & Marketing
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	21,707	16,305
Cash and cash equivalents	0	0
Other current assets	21,707	16,305
Investments in non-consolidated companies and other investments	3,153	3,056
Property, plant and equipment, net	50,772	46,844
Non-current assets	3,428	3,282
Total assets	79,060	69,487
Gas & Power
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	2,493	2,904
Cash and cash equivalents	0	0
Other current assets	2,493	2,904
Investments in non-consolidated companies and other investments	790	813
Property, plant and equipment, net	25,463	24,725
Non-current assets	1,551	1,465
Total assets	30,297	29,907
Biofuel
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	131	121
Cash and cash equivalents	0	0
Other current assets	131	121
Investments in non-consolidated companies and other investments	861	688
Property, plant and equipment, net	334	356
Non-current assets	6	10
Total assets	1,332	1,175
International
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	3,453	3,279
Cash and cash equivalents	0	0
Other current assets	3,453	3,279
Investments in non-consolidated companies and other investments	1,040	1,078
Property, plant and equipment, net	9,487	9,519
Non-current assets	2,389	2,294
Total assets	16,369	16,170
Distribution
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	4,077	4,196
Cash and cash equivalents	0	0
Other current assets	4,077	4,196
Investments in non-consolidated companies and other investments	279	257
Property, plant and equipment, net	2,870	2,730
Non-current assets	655	346
Total assets	7,881	7,529
Corporate
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	43,838	38,895
Cash and cash equivalents	25,998	17,633
Other current assets	17,840	21,262
Investments in non-consolidated companies and other investments	127	124
Property, plant and equipment, net	4,850	4,480
Non-current assets	8,913	9,033
Total assets	57,728	52,532
Eliminations
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(7,402)	(5,310)
Cash and cash equivalents	0	0
Other current assets	(7,402)	(5,310)
Investments in non-consolidated companies and other investments	0	0
Property, plant and equipment, net	0	0
Non-current assets	(97)	0
Total assets	$ (7,499)	$ (5,310)